Unitholders' Capital (Details)	12 Months Ended
Dec. 31, 2017
Unitholders' Capital
Redemption price percentage	100.00%
Redemption price percentage for Units redeemed for cash	95.00%
Percentage reduction to the redemption price	5.00%